Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share Basic and Diluted
Basic earnings per share
The calculation of basic earnings per share has been based on the following Profit/(Loss) attributable to owners of the Company and weighted-average number of common shares outstanding during the period.
Profit/(Loss) for the period attributable to owners of the Company	(382,605)
Weighted-average number of common shares at December 31, 2017	3,793,275
Basic earnings per share	(0.1009)

Diluted earnings per share
The calculation of diluted earnings per share has been based on the following Profit/(Loss) attributable to owners of the Company shareholders and weighted-average number of common shares outstanding during the period after adjustment for the effects of dilutive potential common shares.
Profit/(Loss) for the period attributable to owners of the Company	(382,605)
Weighted-average number of common shares (diluted) at December 31,2017	3,793,275
Diluted earnings per share	(0.1009)